Derivative Financial Instruments - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	$ 23,327	$ 29,147
Derivative Liabilities, Noncurrent	21,872	25,847
Interest Rate Swap Contracts
Derivatives, Fair Value [Line Items]
Derivative Liability, Total	45,199	54,994
Interest Rate Swap Contracts | Derivatives Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative Liability, Total	45,199	54,994
Interest Rate Swap Contracts | Derivatives Designated As Hedging Instruments | Current Portion Of Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Current	23,327	29,147
Interest Rate Swap Contracts | Derivatives Designated As Hedging Instruments | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities, Noncurrent	$ 21,872	$ 25,847